LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

14.  LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2021, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2021, the Group had no significant lease contract that has been entered into but not yet commenced.

14.  LEASES — continued

A summary of supplemental information related to operating leases as of December 31, 2021 is as follows:

	Year ended		Year ended
	December 31, 2020		December 31, 2021
Operating lease ROU assets	105,674		80,752
Operating lease liabilities	81,854		72,101
Operating leases - Weighted average remaining lease term	1.47	years	2.47	years
Operating leases - Weighted average discount rate	3.3%		3.4%

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2021
Operating lease cost	244,855	99,036
Short-term lease cost	808	4,220
Total	245,663	103,256
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	218,878	81,695
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	63,749	103,217

As of December 31, 2021, the maturity of operating lease liabilities under the Group’s non-cancelable operating leases is as follows:

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB
2021	62,414	—
2022	20,947	31,854
2023	872	21,800
2024	—	18,718
2025	—	2,776
2026 and thereafter	—	—
Subtotal	84,233	75,148
Less: imputed interest	2,379	3,047
Present value of operating lease liabilities	81,854	72,101